Income Tax Expense - Schedule of Reconciliation of Income Tax Expense and Profit Before Taxation (Details) - Hong Kong, Dollars - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Income Tax Expense and Profit Before Taxation [Line Items]
Profit before tax	$ 68,819	$ 55,217	$ 157,697
Tax at statutory tax rate of domestic income tax	11,355	13,804	26,020
Tax effect of foreign tax jurisdictions	(141)	(40)	108
Tax effect of two-tiered profit tax rate			(21)
Tax effect of non-taxable income	(35,549)	(24,150)	(31,954)
Tax effect of distribution to perpetual securities holders that are deductible for tax purpose	(356)	(1,076)	(1,412)
Tax effect of non-deductible expenses	27,225	9,776	4,743
Overprovision in prior years			(800)
Tax effect of tax loss not recognized	2,242	2,515	6,637
Utilization of tax losses previously not recognized	(4,070)	(58)
Withholding tax on the dividend income	862	868	993
Income tax expense	$ 1,568	$ 1,639	$ 4,314